SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
SEGMENTED INFORMATION

20. SEGMENTED INFORMATION

(a) Segment revenues and results

The Company manages its reportable operating segments by operating mines and development projects. Operating results of reportable operating segments are reviewed by the Company’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. Effective January 1, 2019, Cerro San Pedro is in the reclamation phase of its mine life cycle. As a result, the Company has grouped Cerro San Pedro with the Company's development and exploration properties that have no revenues or operating costs. The segmented information for the twelve months ended December 31, 2018 has been restated to reflect the Company's reportable operating segments for the twelve months ended December 31, 2019. The results from operations for these reportable operating segments are summarized in the following tables:

	Year ended December 31, 2019
	Rainy	New
(in millions of U.S. dollars)	River	Afton	Corporate	Other(1)	Total
OPERATING SEGMENT RESULTS
Gold revenues	354.2	80.2	—	—	434.4
Copper revenues	—	187.3	—	—	187.3
Silver revenues	4.7	4.2	—	—	8.9
Total revenues(2)	358.9	271.7	—	—	630.6
Operating expenses	258.4	113.5	—	—	371.9
Depreciation and depletion	93.9	146.7	—	—	240.6
Revenue less cost of goods sold	6.6	11.5	—	—	18.1
Corporate administration	—	—	17.6	—	17.6
Corporate restructuring(3)	—	—	1.1	—	1.1
Share-based payment expenses	—	—	1.7	—	1.7
Exploration and business development	1.4	3.1	1.1	—	5.6
(Loss) income from operations	5.2	8.4	(21.5)	—	(7.9)
1.	Other includes balances relating to Cerro San Pedro, the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2019.
3.	During 2019, the Company recognized restructuring charges of $1.1 million related to severance and other termination benefits.

	Year ended December 31, 2018
	Rainy	New
(in millions of U.S. dollars)	River	Afton	Corporate	Other(1)	Total
OPERATING SEGMENT RESULTS
Gold revenues	270.6	83.8	—	13.8	368.2
Copper revenues	—	226.1	—	—	226.1
Silver revenues	3.8	4.2	—	2.2	10.2
Total revenues(2)	274.4	314.1	—	16.0	604.5
Operating expenses	179.9	104.3	—	41.2	325.4
Depreciation and depletion	78.3	158.2	—	3.4	239.9
Revenue less cost of goods sold	16.2	51.6	—	(28.6)	39.2
Corporate administration	—	—	23.2	—	23.2
Corporate restructuring(3)	—	—	4.1	—	4.1
Share-based payment expenses	—	—	0.7	—	0.7
Asset impairment	836.6	—	—	218.2	1,054.8
Exploration and business development	0.5	0.5	1.9	0.1	3.0
(Loss) income from operations	(820.9)	51.1	(29.9)	(246.9)	(1,046.6)
1.	Other includes balances relating to Cerro san Pedro, the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2018.
3.

In 2018, the Company recognized a restructuring charge of approximately $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.

(b) Segmented assets and liabilities

The following table presents the segmented assets and liabilities:

	Total assets		Total liabilities		Capital expenditures(1)
	As at	As at	As at	As at	Year ended
	December 31	December 31	December 31	December 31	December 31
(in millions of U.S. dollars)	2019	2018	2019	2018	2019	2018
SEGMENTED ASSETS AND LIABILITIES
Rainy River	1,078.4	986.0	334.9	313.6	185.9	170.6
New Afton	647.7	730.9	89.8	73.8	61.8	35.9
Blackwater	356.5	341.4	27.9	18.8	5.1	7.3
Other(2)	75.9	111.3	744.6	818.9	0.5	0.1
	2,158.5	2,169.6	1,197.2	1,225.1	253.3	213.9
Assets and liabilities held for sale and capital expenditures from discontinued operations (Note 16)	—	—	—	—	—	13.2
Total assets, liabilities and capital expenditures	2,158.5	2,169.6	1,197.2	1,225.1	253.3	227.1

1.Capital expenditures per consolidated statement of cash flows.

2.Other includes corporate balance, exploration properties and Cerro San Pedro.

(c) Geographical information

The Company operates in one principal geographical area - Canada (country of domicile). In 2018, the Company had operated in the United States, Mexico and Australia. The Company’s revenue and non-current assets are located in Canada.

(d) Information about major customers

The following table presents sales to individual customers exceeding 10% of annual sales for the following periods. The following five customers represent 89% (2018 – five customers representing 79%) of the Company’s sales revenue for the years ended December 31.

		Year ended December 31
(in millions of U.S. dollars)		2019
CUSTOMER	REPORTING SEGMENT
1	Rainy River	128.9
2	Rainy River	126.7
3	Rainy River	102.5
4	New Afton	100.9
5	New Afton	99.2
Total sales to customers exceeding 10% of annual sales		558.2

		Year ended December 31
(in millions of U.S. dollars)		2018
CUSTOMER	REPORTING SEGMENT
1	Rainy River	137.9
2	New Afton	109.9
3	New Afton	94.2
4	Rainy River	78.0
5	New Afton	70.7
Total sales to customers exceeding 10% of annual sales		490.7

The Company is not economically dependent on a limited number of customers for the sale of its product because gold and other metals can be sold through numerous commodity market traders worldwide. Refer to Note 22(a) for further discussion on the Company’s exposure to credit risk.